T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ALBANIA 0.3%			Republic of Argentina,
			0.00%, 12/15/35 (USD) (2)	4,020,000	25
Government Bonds 0.3%			Republic of Argentina,
			1.00%, 7/9/29 (USD)	2,036,206	932
Republic of Albania,			Republic of Argentina, STEP,
3.50%, 6/16/27 (EUR) (1)	1,035,000	1,250	0.125%, 7/9/30 (USD)	3,960,121	1,661
Total Albania			Republic of Argentina, STEP,
(Cost $1,158)		1,250	0.125%, 7/9/35 (USD)	14,377,026	5,435
			Republic of Argentina, STEP,
ANGOLA 1.0%			0.125%, 1/9/38 (USD)	10,290,959	4,446
					12,558
Government Bonds 1.0%			Total Argentina
Republic of Angola,			(Cost $20,767)		16,216
8.00%, 11/26/29 (USD)	1,250,000	994
Republic of Angola,
8.25%, 5/9/28 (USD)	1,500,000	1,201	BAHAMAS 2.3%
Republic of Angola,
9.125%, 11/26/49 (USD)	2,600,000	2,034	Government Bonds 2.3%

Total Angola			Commonwealth of Bahamas,
(Cost $3,987)		4,229	6.00%, 11/21/28 (USD) (1)	10,045,000	8,940
			Commonwealth of Bahamas,
			6.00%, 11/21/28 (USD)	600,000	534
ARGENTINA 3.9%
			Total Bahamas

Convertible Bonds 0.2%			(Cost $10,899)		9,474
MercadoLibre,
2.00%, 8/15/28 (USD)	300,000	759	BAHRAIN 1.3%

		759	Government Bonds 1.3%
Corporate Bonds 0.7%			Kingdom of Bahrain,
Banco Macro,			7.00%, 10/12/28 (USD)	1,640,000	1,794
17.50%, 5/8/22 (1)	1,955,000	9	Kingdom of Bahrain,
IRSA Propiedades Comerciales,			7.375%, 5/14/30 (USD) (1)	595,000	654
8.75%, 3/23/23 (USD) (1)	455,000	325	Kingdom of Bahrain,
Tarjeta Naranja, FRN,			7.50%, 9/20/47 (USD)	2,700,000	2,879
BDLRPP + 3.50%, 6.87%, 4/11/22			Total Bahrain
(USD) (1)	851,915	75	(Cost $4,818)		5,327
YPF,

8.50%, 3/23/21 (USD)	1,395,000	1,313	BARBADOS 0.3%
YPF,
8.50%, 7/28/25 (USD)	645,000	472
YPF,			Government Bonds 0.3%
8.75%, 4/4/24 (USD)	880,000	705	Government of Barbados,
			6.50%, 10/1/29 (USD) (1)	1,425,000	1,402
		2,899
			Total Barbados
Government Bonds 3.0%			(Cost $1,351)		1,402
Province of Buenos Aires,
32.81%, 5/31/22 (2)	9,679,000	59

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

BERMUDA 0.3%			Republic of Brazil,
			4.625%, 1/13/28 (USD)	500,000	543
Government Bonds 0.3%			Republic of Brazil,
			5.00%, 1/27/45 (USD)	3,023,000	3,048
Government of Bermuda,			Republic of Brazil,
3.375%, 8/20/50 (USD) (1)	1,113,000	1,148	5.625%, 1/7/41 (USD)	1,100,000	1,191
Total Bermuda			Republic of Brazil,
(Cost $1,110)		1,148	8.25%, 1/20/34 (USD)	380,000	511

BRAZIL 7.3%					19,146
			Total Brazil
Corporate Bonds 2.7%			(Cost $29,260)		30,472
Azul Investments,
5.875%, 10/26/24 (USD) (1)	1,825,000	1,372	CHILE 1.1%
Azul Investments,
5.875%, 10/26/24 (USD)	200,000	150	Convertible Bonds 0.2%
Banco do Brasil, VR,			Liberty Latin America,
6.25% (USD) (3)(4)	400,000	376	2.00%, 7/15/24 (USD)	1,000,000	823
Banco do Brasil, VR,
9.00% (USD) (3)(4)	2,950,000	3,193			823
Cosan Overseas,			Corporate Bonds 0.9%
8.25% (USD) (4)	430,000	441
CSN Resources,			Celulosa Arauco y Constitucion,
7.625%, 2/13/23 (USD) (1)	250,000	259	5.15%, 1/29/50 (USD)	1,000,000	1,060
			Corp Nacional del Cobre de Chile,
CSN Resources,			3.70%, 1/30/50 (USD) (1)	1,430,000	1,518
7.625%, 2/13/23 (USD)	950,000	985
Embraer Netherlands Finance,			Corp Nacional del Cobre de Chile,
5.05%, 6/15/25 (USD)	1,200,000	1,154	3.75%, 1/15/31 (USD) (1)	385,000	429
			Empresa de Transporte de Pasajeros
Globo Comunicacao e			Metro,
Participacoes,			4.70%, 5/7/50 (USD) (1)	445,000	548
5.125%, 3/31/27 (USD)	500,000	508
Itau Unibanco Holding, VR,					3,555
6.125% (USD) (1)(3)(4)	490,000	474
Itau Unibanco Holding, VR,			Total Chile
6.50% (USD) (1)(3)(4)	550,000	537	(Cost $4,158)		4,378
JSM Global Sarl,
4.75%, 10/20/30 (USD) (1)	735,000	735	CHINA 1.8%
Suzano Austria,
6.00%, 1/15/29 (USD)	1,000,000	1,142	Corporate Bonds 1.8%

		11,326	China Overseas Finance Cayman,
			5.95%, 5/8/24 (USD)	900,000	1,034
Government Bonds 4.6%			Country Garden Holdings,
Petrobras Global Finance,			4.75%, 1/17/23 (USD)	750,000	771
6.85%, 6/5/2115 (USD)	600,000	641	Country Garden Holdings,
Petrobras Global Finance,			8.00%, 1/27/24 (USD)	700,000	761
7.375%, 1/17/27 (USD)	1,140,000	1,351	Health & Happiness H&H
Petrobras Global Finance,			International Holdings,
8.75%, 5/23/26 (USD)	6,685,000	8,347	5.625%, 10/24/24 (USD)	400,000	411
Republic of Brazil,			Kaisa Group Holdings,
4.50%, 5/30/29 (USD)	3,290,000	3,514	8.50%, 6/30/22 (USD)	600,000	589

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

State Grid Overseas Investment			COSTA RICA 0.4%
2013,
4.375%, 5/22/43 (USD)	485,000	624	Government Bonds 0.4%
State Grid Overseas Investment
2014,			Republic of Costa Rica,
4.85%, 5/7/44 (USD)	200,000	281	7.00%, 4/4/44 (USD)	2,035,000	1,853
State Grid Overseas Investment			Total Costa Rica
2016,			(Cost $1,989)		1,853
4.00%, 5/4/47 (USD)	800,000	1,001

Times China Holdings,			DOMINICAN REPUBLIC 3.1%
6.75%, 7/8/25 (USD)	1,400,000	1,435
Tingyi Cayman Islands Holding,
1.625%, 9/24/25 (USD)	774,000	769	Government Bonds 3.1%
			Dominican Republic,
Total China			4.875%, 9/23/32 (USD) (1)	680,000	678
(Cost $7,239)		7,676	Dominican Republic,
			5.50%, 1/27/25 (USD)	1,000,000	1,066
COLOMBIA 1.8%			Dominican Republic,
			5.95%, 1/25/27 (USD)	2,130,000	2,291
Corporate Bonds 0.3%			Dominican Republic,
Banco de Bogota,			6.00%, 7/19/28 (USD)	970,000	1,046
6.25%, 5/12/26 (USD)	1,000,000	1,086	Dominican Republic,
			6.40%, 6/5/49 (USD) (1)	500,000	504
		1,086	Dominican Republic,
			6.50%, 2/15/48 (USD)	1,050,000	1,067
Government Bonds 1.5%			Dominican Republic,
Republic of Colombia,			6.85%, 1/27/45 (USD)	3,625,000	3,835
4.00%, 2/26/24 (USD)	500,000	534	Dominican Republic,
Republic of Colombia,			6.875%, 1/29/26 (USD) (1)	1,300,000	1,450
4.125%, 5/15/51 (USD)	455,000	474	Dominican Republic,
Republic of Colombia,			7.45%, 4/30/44 (USD)	850,000	961
5.625%, 2/26/44 (USD)	1,000,000	1,242
Republic of Colombia,			Total Dominican Republic
6.125%, 1/18/41 (USD)	3,120,000	4,009	(Cost $12,085)		12,898

		6,259	ECUADOR 2.2%
Total Colombia
(Cost $6,641)		7,345	Government Bonds 2.2%
			Republic of Ecuador, STEP,
CONGO 0.2%			0.50%, 7/31/30 (USD) (1)	4,274,550	2,907
			Republic of Ecuador, STEP,
Corporate Bonds 0.2%			0.50%, 7/31/35 (USD) (1)	8,147,685	4,542
HTA Group,			Republic of Ecuador, STEP,
7.00%, 12/18/25 (USD) (1)	810,000	852	0.50%, 7/31/40 (USD) (1)	2,568,650	1,294
			Republic of Ecuador, Zero Coupon,
Total Congo			7/31/30 (USD) (1)	786,051	368
(Cost $819)		852
			Total Ecuador
			(Cost $10,455)		9,111

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

EGYPT 4.5%			Republic of Ghana,
			7.625%, 5/16/29 (USD)	600,000	545
Government Bonds 4.5%			Republic of Ghana,
			8.125%, 1/18/26 (USD)	6,985,000	7,004
Arab Republic of Egypt,			Republic of Ghana,
6.588%, 2/21/28 (USD)	2,000,000	1,983	8.75%, 3/11/61 (USD)	1,100,000	932
Arab Republic of Egypt,
7.50%, 1/31/27 (USD)	4,500,000	4,742	Total Ghana
Arab Republic of Egypt,			(Cost $13,234)		14,016
7.60%, 3/1/29 (USD)	1,000,000	1,028
Arab Republic of Egypt,			GRENADA 0.0%
7.903%, 2/21/48 (USD)	645,000	598
Arab Republic of Egypt,			Government Bonds 0.0%
7.903%, 2/21/48 (USD) (1)	300,000	278
Arab Republic of Egypt,			Government of Grenada,
8.50%, 1/31/47 (USD) (1)	3,450,000	3,351	7.00%, 5/12/30 (USD)	191,219	139
Arab Republic of Egypt,			Total Grenada
8.50%, 1/31/47 (USD)	4,230,000	4,108	(Cost $173)		139
Arab Republic of Egypt,
8.875%, 5/29/50 (USD) (1)	510,000	507	GUATEMALA 0.3%
Arab Republic of Egypt,
14.051%, 7/21/22	16,750,000	1,060
Arab Republic of Egypt Treasury			Government Bonds 0.3%
Bills,			Republic of Guatemala,
13.559%, 8/17/21	19,000,000	1,082	4.90%, 6/1/30 (USD) (1)	1,000,000	1,110
Total Egypt			Total Guatemala
(Cost $19,277)		18,737	(Cost $991)		1,110

EL SALVADOR 1.6%			HONG KONG 0.3%

Government Bonds 1.6%			Corporate Bonds 0.3%
Republic of El Salvador,			Metropolitan Light,
5.875%, 1/30/25 (USD)	1,965,000	1,723	5.50%, 11/21/22 (USD)	320,000	327
Republic of El Salvador,			Metropolitan Light,
6.375%, 1/18/27 (USD) (1)	2,730,000	2,364	5.50%, 11/21/22 (USD) (1)	302,000	309
Republic of El Salvador,			SmarTone Finance,
7.65%, 6/15/35 (USD)	350,000	303	3.875%, 4/8/23 (USD)	600,000	627
Republic of El Salvador,			Total Hong Kong
8.625%, 2/28/29 (USD) (1)	435,000	414	(Cost $1,209)		1,263
Republic of El Salvador,
8.625%, 2/28/29 (USD)	1,800,000	1,714	INDIA 1.2%
Total El Salvador
(Cost $7,711)		6,518	Corporate Bonds 0.2%
			Adani Ports & Special Economic
GHANA 3.4%			Zone,
			4.20%, 8/4/27 (USD) (1)	645,000	648
Government Bonds 3.4%			HPCL-Mittal Energy,
Republic of Ghana,			5.25%, 4/28/27 (USD)	310,000	314
6.375%, 2/11/27 (USD)	6,125,000	5,535			962
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

			Republic of Indonesia,
Government Bonds 1.0%			9.00%, 3/15/29	12,897,000,000	979
Export-Import Bank of India,
3.25%, 1/15/30 (USD)	4,255,000	4,303			14,439

		4,303	Total Indonesia
			(Cost $24,985)		27,171
Total India

(Cost $5,293)		5,265	ISRAEL 0.8%

INDONESIA 6.6%			Corporate Bonds 0.8%
			ICL Group ,
Corporate Bonds 3.1%			6.375%, 5/31/38 (USD) (1)	1,400,000	1,782
Hutama Karya Persero,			Israel Electric,
3.75%, 5/11/30 (USD) (1)	420,000	457	7.75%, 12/15/27 (USD)	350,000	466
Pertamina Persero,			Leviathan Bond,
5.625%, 5/20/43 (USD)	6,020,000	7,043	6.125%, 6/30/25 (USD) (1)	1,100,000	1,133
Pertamina Persero,
6.00%, 5/3/42 (USD)	1,500,000	1,830	Total Israel
Perusahaan Listrik Negara,			(Cost $2,988)		3,381
3.875%, 7/17/29 (USD) (1)	865,000	925
Perusahaan Listrik Negara,			IVORY COAST 0.4%
4.00%, 6/30/50 (USD) (1)	200,000	196
Perusahaan Listrik Negara,			Government Bonds 0.4%
4.125%, 5/15/27 (USD)	1,000,000	1,081	Republic of Ivory Coast, STEP,
Perusahaan Listrik Negara,			5.75%, 12/31/32 (USD)	1,792,800	1,667
4.375%, 2/5/50 (USD) (1)	400,000	417
Perusahaan Listrik Negara,			Total Ivory Coast
4.875%, 7/17/49 (USD) (1)	355,000	391	(Cost $1,701)		1,667
Perusahaan Listrik Negara,
6.25%, 1/25/49 (USD) (1)	300,000	392	JAMAICA 1.5%

		12,732	Corporate Bonds 0.1%
Government Bonds 3.5%			TransJamaican Highway,
Perusahaan Penerbit,			5.75%, 10/10/36 (USD) (1)	370,000	361
3.80%, 6/23/50 (USD) (1)	200,000	215
Perusahaan Penerbit,					361
4.15%, 3/29/27 (USD)	2,100,000	2,366	Government Bonds 1.4%
Perusahaan Penerbit,			Government of Jamaica,
4.45%, 2/20/29 (USD)	2,700,000	3,123	7.875%, 7/28/45 (USD)	3,110,000	3,959
Perusahaan Penerbit,			Government of Jamaica,
4.55%, 3/29/26 (USD)	5,400,000	6,220	8.00%, 3/15/39 (USD)	1,465,000	1,905
Republic of Indonesia,
2.85%, 2/14/30 (USD)	800,000	842			5,864
Republic of Indonesia,			Total Jamaica
4.35%, 1/11/48 (USD)	600,000	694	(Cost $5,661)		6,225

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

KUWAIT 0.6%			BBVA Bancomer, VR,
			5.35%, 11/12/29 (USD) (3)	300,000	299
Corporate Bonds 0.6%			Cemex,
			5.45%, 11/19/29 (USD)	700,000	710
Equate Petrochemical,			Cometa Energia,
4.25%, 11/3/26 (USD)	200,000	210	6.375%, 4/24/35 (USD) (1)	1,425,000	1,564
Kuwait Projects,
4.229%, 10/29/26 (USD)	1,100,000	1,082	Cometa Energia,
			6.375%, 4/24/35 (USD)	475,000	521
MEGlobal Canada,			Controladora Mabe,
5.875%, 5/18/30 (USD)	800,000	937	5.60%, 10/23/28 (USD) (1)	960,000	1,075
MEGlobal Canada,
5.875%, 5/18/30 (USD) (1)	245,000	287	Grupo Cementos de Chihuahua,
			5.25%, 6/23/24 (USD)	200,000	209
Total Kuwait			Industrias Penoles,
(Cost $2,444)		2,516	4.75%, 8/6/50 (USD) (1)	240,000	248
			Mexico City Airport Trust,
LAO PEOPLE'S DEMOCRATIC REPUBLIC 0.1%			5.50%, 7/31/47 (USD)	10,063,000	8,232
			Petroleos Mexicanos,
Government Bonds 0.1%			5.35%, 2/12/28 (USD)	3,800,000	3,257
			Poinsettia Finance,
People's Democratic Republic of			6.625%, 6/17/31 (USD) (1)	200,000	198
Laos,
6.875%, 6/30/21 (USD) (1)	600,000	495			21,521

Total Lao People's Democratic Republic			Government Bonds 3.5%
(Cost $593)		495	Petroleos Mexicanos,
			4.50%, 1/23/26 (USD)	2,900,000	2,578
LEBANON 0.4%			Petroleos Mexicanos,
			5.50%, 6/27/44 (USD)	1,860,000	1,382
Government Bonds 0.4%			Petroleos Mexicanos,
Lebanese Republic,			5.625%, 1/23/46 (USD)	3,285,000	2,411
6.00%, 1/27/23 (USD) (2)(5)	9,515,000	1,588	Petroleos Mexicanos,
			6.50%, 6/2/41 (USD)	6,080,000	4,699
Total Lebanon			Petroleos Mexicanos,
(Cost $2,339)		1,588	6.75%, 9/21/47 (USD)	2,200,000	1,698
			Petroleos Mexicanos,
MEXICO 8.7%			6.95%, 1/28/60 (USD)	600,000	460
			Petroleos Mexicanos,
Corporate Bonds 5.2%			7.19%, 9/12/24	2,700,000	106
Axtel,			United Mexican States,
6.375%, 11/14/24 (USD) (1)	700,000	729	8.50%, 5/31/29	19,200,000	1,028
Banco Mercantil del Norte, VR,					14,362
6.75% (USD) (3)(4)	600,000	592
Banco Mercantil del Norte, VR,			Total Mexico
7.625% (USD) (3)(4)	500,000	500	(Cost $37,474)		35,883
Banco Santander Mexico,
5.375%, 4/17/25 (USD) (1)	655,000	729
Banco Santander Mexico, VR,
8.50% (USD) (3)(4)	800,000	826
BBVA Bancomer, VR,
5.125%, 1/18/33 (USD) (3)	1,900,000	1,832

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

MONGOLIA 2.1%			Total Oman
			(Cost $10,827)		9,878
Corporate Bonds 0.3%

Development Bank of Mongolia,			PAKISTAN 0.2%
7.25%, 10/23/23 (USD) (1)	1,035,000	1,087

		1,087	Government Bonds 0.2%
			Islamic Republic of Pakistan,
Government Bonds 1.8%			6.875%, 12/5/27 (USD)	1,000,000	998
Government of Mongolia,
5.125%, 12/5/22 (USD)	2,860,000	2,931	Total Pakistan
Government of Mongolia,			(Cost $967)		998
5.125%, 4/7/26 (USD) (1)	1,830,000	1,844
Government of Mongolia,			PANAMA 0.7%
5.625%, 5/1/23 (USD)	900,000	928
Government of Mongolia,			Corporate Bonds 0.3%
8.75%, 3/9/24 (USD)	1,500,000	1,684	Banco Nacional De Panama,
		7,387	2.50%, 8/11/30 (USD) (1)	1,105,000	1,095
Total Mongolia					1,095
(Cost $8,007)		8,474
			Government Bonds 0.4%
			Republic of Panama,
NIGERIA 2.3%			7.125%, 1/29/26 (USD)	1,200,000	1,522

Government Bonds 2.3%					1,522
Republic of Nigeria,			Total Panama
6.50%, 11/28/27 (USD)	2,700,000	2,580	(Cost $2,455)		2,617
Republic of Nigeria,
7.143%, 2/23/30 (USD)	4,900,000	4,669	PARAGUAY 1.5%
Republic of Nigeria,
7.875%, 2/16/32 (USD)	600,000	574
Republic of Nigeria,			Corporate Bonds 0.2%
8.747%, 1/21/31 (USD)	1,800,000	1,844	Telefonica Celular del Paraguay,
			5.875%, 4/15/27 (USD) (1)	1,005,000	1,053
Total Nigeria
(Cost $10,035)		9,667			1,053

			Government Bonds 1.3%
OMAN 2.4%			Republic of Paraguay,
			4.95%, 4/28/31 (USD) (1)	315,000	364
Government Bonds 2.4%			Republic of Paraguay,
Sultanate of Oman,			5.40%, 3/30/50 (USD)	3,655,000	4,454
4.75%, 6/15/26 (USD)	1,500,000	1,381	Republic of Paraguay,
Sultanate of Oman,			6.10%, 8/11/44 (USD)	570,000	739
5.375%, 3/8/27 (USD)	4,605,000	4,248
Sultanate of Oman,					5,557
5.625%, 1/17/28 (USD)	1,200,000	1,108	Total Paraguay
Sultanate of Oman,			(Cost $5,921)		6,610
6.50%, 3/8/47 (USD)	2,360,000	1,936
Sultanate of Oman,
6.75%, 1/17/48 (USD) (1)	1,450,000	1,205

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

PERU 0.6%			Total Qatar
			(Cost $6,303)		6,343
Corporate Bonds 0.4%
Consorcio Transmantaro,			ROMANIA 0.5%
4.70%, 4/16/34 (USD) (1)	280,000	332
Lima Metro Line 2 Finance,			Government Bonds 0.5%
5.875%, 7/5/34 (USD)	345,938	423
Nexa Resources,			Government of Romania,
5.375%, 5/4/27 (USD)	900,000	936	4.00%, 2/14/51 (USD) (1)	926,000	958
			Government of Romania,
		1,691	3.00%, 2/14/31 (USD) (1)	1,044,000	1,074

Government Bonds 0.2%			Total Romania
Republic of Peru,			(Cost $1,966)		2,032
2.844%, 6/20/30 (USD)	620,000	676
			RUSSIA 2.2%
		676
Total Peru			Corporate Bonds 0.3%
(Cost $2,209)		2,367	GTLK Europe,
			5.125%, 5/31/24 (USD)	1,150,000	1,208
PHILIPPINES 1.4%
					1,208

Corporate Bonds 0.8%			Government Bonds 1.9%
AC Energy Finance International,			Russian Federation,
5.65% (USD) (4)	889,000	912	4.375%, 3/21/29 (USD)	5,000,000	5,746
Globe Telecom,			Russian Federation,
3.00%, 7/23/35 (USD)	1,050,000	1,006	5.25%, 6/23/47 (USD)	1,600,000	2,124
International Container Terminal
Services,					7,870
4.75%, 6/17/30 (USD)	1,160,000	1,218	Total Russia
		3,136	(Cost $8,817)		9,078

Government Bonds 0.6%			SAUDI ARABIA 1.8%
Republic of Philippines,
7.75%, 1/14/31 (USD)	1,700,000	2,592	Government Bonds 1.8%
		2,592	Kingdom of Saudi Arabia,
			3.25%, 10/26/26 (USD)	1,900,000	2,071
Total Philippines			Kingdom of Saudi Arabia,
(Cost $5,640)		5,728	3.75%, 1/21/55 (USD)	500,000	543
			Kingdom of Saudi Arabia,
QATAR 1.5%			4.50%, 4/22/60 (USD) (1)	585,000	727
			Kingdom of Saudi Arabia,
Government Bonds 1.5%			5.00%, 4/17/49 (USD)	1,750,000	2,269
State of Qatar,			Saudi Arabian Oil,
4.40%, 4/16/50 (USD) (1)	560,000	722	4.25%, 4/16/39 (USD)	1,700,000	1,960
State of Qatar,			Total Saudi Arabia
4.40%, 4/16/50 (USD)	800,000	1,032	(Cost $6,595)		7,570
State of Qatar,
4.817%, 3/14/49 (USD)	3,400,000	4,589

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SENEGAL 1.4%			Republic of Sri Lanka,
			6.825%, 7/18/26 (USD)	1,000,000	706
Government Bonds 1.4%			Republic of Sri Lanka,
Republic of Senegal,			6.85%, 3/14/24 (USD) (1)	1,175,000	875
4.75%, 3/13/28 (EUR)	1,500,000	1,704			13,059
Republic of Senegal,
6.25%, 5/23/33 (USD) (1)	900,000	891	Total Sri Lanka
Republic of Senegal,			(Cost $16,993)		13,629
6.25%, 5/23/33 (USD)	3,300,000	3,266
Total Senegal			THAILAND 0.1%
(Cost $5,852)		5,861
			Corporate Bonds 0.1%

SOUTH AFRICA 2.3%			Thaioil Treasury Center,
			3.50%, 10/17/49 (USD) (1)	465,000	424

Government Bonds 2.3%			Total Thailand
Republic of South Africa,			(Cost $463)		424
4.665%, 1/17/24 (USD)	1,347,000	1,383
Republic of South Africa,			TRINIDAD AND TOBAGO 0.5%
4.85%, 9/27/27 (USD)	1,200,000	1,187
Republic of South Africa,			Corporate Bonds 0.2%
5.65%, 9/27/47 (USD)	3,800,000	3,234	Trinidad Petroleum Holdings,
Republic of South Africa,			9.75%, 6/15/26 (USD) (1)	700,000	772
5.875%, 9/16/25 (USD)	2,390,000	2,564
Republic of South Africa,					772
6.25%, 3/8/41 (USD)	450,000	433	Government Bonds 0.3%
Transnet,
4.00%, 7/26/22 (USD)	650,000	646	Republic of Trinidad & Tobago,
			4.50%, 6/26/30 (USD) (1)	1,075,000	1,059
Total South Africa
(Cost $9,742)		9,447			1,059
			Total Trinidad and Tobago
SRI LANKA 3.2%			(Cost $1,839)		1,831

Corporate Bonds 0.1%			TURKEY 2.8%
SriLankan Airlines,
7.00%, 6/25/24 (USD)	845,000	570	Corporate Bonds 0.7%

		570	Turk Telekomunikasyon,
			4.875%, 6/19/24 (USD)	1,000,000	974
Government Bonds 3.1%			Turk Telekomunikasyon,
Republic of Sri Lanka,			6.875%, 2/28/25 (USD) (1)	670,000	687
5.75%, 1/18/22 (USD)	2,200,000	1,821	Turkiye Sise ve Cam Fabrikalari,
Republic of Sri Lanka,			6.95%, 3/14/26 (USD) (1)	1,180,000	1,204
5.875%, 7/25/22 (USD)	2,750,000	2,227			2,865
Republic of Sri Lanka,
6.125%, 6/3/25 (USD)	6,200,000	4,402	Government Bonds 2.1%
Republic of Sri Lanka,			Republic of Turkey,
6.25%, 7/27/21 (USD)	3,200,000	2,816	4.25%, 4/14/26 (USD)	3,800,000	3,437
Republic of Sri Lanka,			Republic of Turkey,
6.825%, 7/18/26 (USD) (1)	300,000	212	4.875%, 10/9/26 (USD)	3,175,000	2,913
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value			Par/Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Republic of Turkey,
6.00%, 1/14/41 (USD)	3,100,000	2,581		Government Bonds 0.6%
				Finance Department Government of
		8,931		Sharjah,
Total Turkey				4.00%, 7/28/50 (USD) (1)	2,430,000	2,496
(Cost $11,855)		11,796				2,496
				Total United Arab Emirates
UKRAINE 5.1%				(Cost $6,863)		6,813

Corporate Bonds 0.6%				UNITED KINGDOM 0.0%
Ukraine Railways Via Rail Capital
Markets,
8.25%, 7/9/24 (USD)	1,500,000	1,506		Common Stocks 0.0%
VF Ukraine PAT via VFU Funding,				Mriya Farming (5)(7)	5,890	—
6.20%, 2/11/25 (USD)	800,000	802		Mriya Farming, Recovery
				Certificates,
		2,308	(EUR)	(5)(7)	488,383	6

Government Bonds 4.5%						6
Government of Ukraine,
7.75%, 9/1/25 (USD)	2,395,000	2,408		Corporate Bonds 0.0%
Government of Ukraine,				Mriya Farming, EC,
7.75%, 9/1/27 (USD)	6,805,000	6,758		0.50%, 12/31/25 (USD) (1)(5)(7)	1,239,500	19

Government of Ukraine,						19
8.994%, 2/1/24 (USD)	1,290,000	1,350
Government of Ukraine,				Total United Kingdom
9.75%, 11/1/28 (USD)	4,850,000	5,259		(Cost $—)		25
Government of Ukraine,
9.75%, 11/1/28 (USD) (1)	2,300,000	2,494		UNITED STATES 0.1%
Government of Ukraine, VR,
0.00%, 5/31/40 (USD) (1)(5)(6)	485,000	443		Corporate Bonds 0.1%
		18,712		Citgo Holding,
Total Ukraine				9.25%, 8/1/24 (1)	350,000	333
(Cost $20,791)		21,020		Total United States
				(Cost $350)		333

UNITED ARAB EMIRATES 1.6%
				URUGUAY 1.1%
Corporate Bonds 1.0%
Acwa Power Management &				Government Bonds 1.1%
Investments One,				Republic of Uruguay,
5.95%, 12/15/39 (USD)	800,000	913		5.10%, 6/18/50 (USD)	3,310,000	4,454

ADES International Holding,				Total Uruguay
8.625%, 4/24/24 (USD)	200,000	189		(Cost $3,783)		4,454
Emirates NBD Bank, VR,
6.125% (USD) (3)(4)	1,100,000	1,139
Ruwais Power,
6.00%, 8/31/36 (USD)	1,570,000	2,076

		4,317

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

UZBEKISTAN 1.1%			Republic of Venezuela,
			12.75%, 8/23/22 (USD) (2)(5)	550,000	44

Government Bonds 1.1%					2,542
Republic of Uzbekistan,
4.75%, 2/20/24 (USD) (1)	2,145,000	2,263	Total Venezuela
Republic of Uzbekistan,			(Cost $25,116)		2,556
5.375%, 2/20/29 (USD) (1)	485,000	544
Republic of Uzbekistan,			VIETNAM 1.9%
5.375%, 2/20/29 (USD)	1,640,000	1,840

Total Uzbekistan			Corporate Bonds 0.3%
(Cost $4,402)		4,647	Mong Duong Finance Holdings,
			5.125%, 5/7/29 (USD) (1)	565,000	579

VENEZUELA 0.6%			Mong Duong Finance Holdings,
			5.125%, 5/7/29 (USD)	550,000	563

Corporate Bonds 0.0%					1,142

Electricidad de Caracas,			Government Bonds 1.6%
8.50%, 4/10/18 (USD) (2)(5)	800,000	14	Socialist Republic of Vietnam,
		14	4.80%, 11/19/24 (USD) (1)	600,000	672
			Socialist Republic of Vietnam,
Government Bonds 0.6%			4.80%, 11/19/24 (USD)	5,500,000	6,161
Petroleos de Venezuela,
5.375%, 4/12/27 (USD) (2)(5)	3,600,000	108			6,833
Petroleos de Venezuela,			Total Vietnam
6.00%, 5/16/24 (USD) (2)(5)	10,960,000	329	(Cost $7,380)		7,975
Petroleos de Venezuela,
6.00%, 11/15/26 (USD) (2)(5)	2,950,000	88	SHORT-TERM INVESTMENTS 2.3%
Petroleos de Venezuela,
8.50%, 10/27/20 (USD) (2)(5)	2,355,500	283
Petroleos de Venezuela,			MONEY MARKET FUNDS 2.1%
9.00%, 11/17/21 (USD) (2)(5)	24,590,000	738	T. Rowe Price Government Reserve
Petroleos de Venezuela,			Fund,
9.75%, 5/17/35 (USD) (2)(5)	985,000	29	0.09% (8)(9)	8,770,385	8,771
Petroleos de Venezuela,					8,771
12.75%, 2/17/22 (USD) (2)(5)	3,430,000	103
Republic of Venezuela,			U.S. TREASURY OBLIGATIONS 0.2%
6.00%, 12/9/20 (USD) (2)(5)	3,350,000	268	U.S. Treasury Notes,
Republic of Venezuela,			2.50%, 1/31/21 (10)	912	919
7.75%, 10/13/19 (USD) (2)(5)	3,600,000	288
Republic of Venezuela,					919
9.25%, 9/15/27 (USD) (2)(5)	1,000,000	80	Total Short-Term Investments
Republic of Venezuela,			(Cost $9,689)		9,690
11.75%, 10/21/26 (USD) (2)(5)	1,500,000	120
Republic of Venezuela,
11.95%, 8/5/31 (USD) (2)(5)	800,000	64	Total Investments in Securities 99.0%

			(Cost $437,669)		$411,468
			Other Assets Less Liabilities 1.0%		4,348
			Net Assets 100%		$415,816

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $79,273 and represents 19.1% of net assets.
(2)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(4)	Perpetual security with no stated maturity date.
(5)	Non-income producing
(6)	GDP-linked note provides for contingent payments linked to the gross domestic product of Ukraine; par reflects notional and will not be paid over the life or at maturity.
(7)	Level 3 in fair value hierarchy.
(8)	Seven-day yield
(9)	Affiliated Companies
(10)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
BDLRPP	Argentina deposit rates (Badlar) at private banks
BRL	Brazilian Real
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
IDR	Indonesian Rupiah
PEN	Peruvian New Sol
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts in 000s, except Market Price)
SWAPS (0.1)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS (0.1)%

Credit Default Swaps, Protection Sold (0.1)%

Argentina (0.1)%
Barclays Bank, Protection Sold (Relevant Credit: Republic of Argentina,
1.00%, 7/9/29, $44.88*), Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 (USD)	1,950	(423)	(450)	27

Total Bilateral Credit Default Swaps, Protection Sold			(450)	27

Total Bilateral Swaps			(450)	27

*Market Price at September 30, 2020
**Includes interest purchased or sold but not yet collected of $1.

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Barclays Bank	10/9/20	USD	1,034IDR	15,326,232$	5
Citibank	10/13/20	PEN	4,146USD	1,164	(14)
Citibank	11/20/20	USD	2,661EUR	2,239	33
Deutsche Bank	10/9/20	IDR	97,814USD	7	—
Goldman Sachs	10/9/20	IDR	15,004,528USD	1,020	(12)
Goldman Sachs	12/2/20	USD	1,066BRL	6,012	(2)
HSBC Bank	10/9/20	IDR	178,240USD	12	—
Morgan Stanley	10/9/20	IDR	45,650USD	3	—
Morgan Stanley	10/13/20	USD	1,177PEN	4,146	26
Morgan Stanley	11/20/20	USD	424EUR	355	8
Net unrealized gain (loss) on open forward currency
exchange contracts					$44

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 143 U.S. Treasury Notes five year contracts	12/20	18,022	$16
Long, 90 U.S. Treasury Notes ten year contracts	12/20	12,558	7
Net payments (receipts) of variation margin to date			(57)
Variation margin receivable (payable) on open futures contracts			$(34)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$54+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government Reserve Fund	$13,202	¤	¤ $	8,771^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $54 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $8,771.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$	— $	— $	6$	6
Corporate Bonds		—	92,145	19	92,164
Fixed Income Securities[1]		—	309,608	—	309,608
Short-Term Investments		8,771	919	—	9,690
Total Securities		8,771	402,672	25	411,468
Forward Currency Exchange Contracts		—	72	—	72
Total		$8,771$	402,744$	25$	411,540
Liabilities
Swaps	$	— $	423$	— $	423
Forward Currency Exchange Contracts		—	28	—	28
Futures Contracts		34	—	—	34
Total		$34$	451$	— $	485

[1] Includes Convertible Bonds, Government Bonds.